Organization and Principal Activities (Details) - Schedule of revenue net income and cash flows of VIE and subsidiaries - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of revenue net income and cash flows of VIE and subsidiaries [Abstract]
Revenue	¥ 240,742	¥ 175,215	¥ 204,034
Net loss	(10,722)	(14,396)	(1,478)
Net cash provided by (used in) operating activities	(3,020)	(16,177)	4,343
Net cash used in investing activities	(2,201)	(2,269)	(7,556)
Net cash provided by financing activities	¥ 14,000	¥ 12,850	¥ 6,230